Combined Statement of Changes in Equity - USD ($) $ in Millions		Total		General Partner	Common Units Public	Common Units Non-public Phillips 66	Accum. Other Comprehensive Loss	Net Investment— Predecessors
Beginning Balance at Dec. 31, 2015		$ 1,444		$ (650)	$ 809	$ 233	$ (2)	$ 1,054	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Predecessors		103						103	[1]
Net contributions from Phillips 66—Predecessors		88						88	[1]
Issuance of common units		971			971
Allocation of net investment to unitholders		0		33		233		(266)	[1]
Net income attributable to the Partnership		203		63	51	89
Other comprehensive income		1					1
Quarterly cash distributions to unitholders and General Partner		(177)		(50)	(41)	(86)
Other contributions from Phillips 66		4		4
Ending Balance at Sep. 30, 2016		$ 2,637		$ (600)	$ 1,790	$ 469	(1)	979	[1]
Units (in shares) at Dec. 31, 2015		84,171,217		1,683,425	24,138,750	58,349,042
Units Outstanding [Roll Forward]
Units issued in public equity offerings (in shares)		18,996,152			18,996,152
Units issued associated with acquisitions (in shares)		2,108,923		295,178		1,813,745
Units (in shares) at Sep. 30, 2016		105,276,292		1,978,603	43,134,902	60,162,787
Beginning Balance at Dec. 31, 2016		$ 1,566		$ (704)	$ 1,795	$ 476	(1)	0	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Predecessors	[1]	61						61
Net contributions from Phillips 66—Predecessors		664						664	[1]
Issuance of common units		171			171
Net income attributable to the Partnership		299	[1]	112	78	109
Other comprehensive income	[1]	0
Quarterly cash distributions to unitholders and General Partner		(287)		(96)	(78)	(113)
Other contributions from Phillips 66		26		26
Ending Balance at Sep. 30, 2017		$ 2,500	[1]	$ (662)	$ 1,966	$ 472	$ (1)	$ 725	[1]
Units (in shares) at Dec. 31, 2016		109,369,312		2,187,386	43,134,902	64,047,024
Units Outstanding [Roll Forward]
Units issued in public equity offerings (in shares)		3,323,576			3,323,576
Units (in shares) at Sep. 30, 2017		112,692,888		2,187,386	46,458,478	64,047,024

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.